As filed with the Securities and Exchange Commission on March 11, 2014

1933 Act Registration No. 002-25469

1940 Act Registration No. 811-01424

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☒
Post-Effective Amendment No. 112

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 112	☒

(Check appropriate box or boxes.)

AIM EQUITY FUNDS (INVESCO EQUITY FUNDS)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (713) 626-1919

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and Address of Agent for Service)

Copy to:

Amanda Roberts, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	E. Carolan Berkley, Esquire Stradley Ronon Stevens &Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 11th day of March, 2014.

Registrant:	AIM EQUITY FUNDS
(INVESCO EQUITY FUNDS)

By:	/s/ Philip A. Taylor
Philip A. Taylor, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor	Trustee & President	March 11, 2014
(Philip A. Taylor)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	March 11, 2014
(David C. Arch)

/s/ Frank S. Bayley*	Trustee	March 11, 2014
(Frank S. Bayley)

/s/ James T. Bunch*	Trustee	March 11, 2014
(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	March 11, 2014
(Bruce L. Crockett)

/s/ Rod Dammeyer*	Trustee	March 11, 2014
(Rod Dammeyer)

/s/ Albert R. Dowden*	Trustee	March 11, 2014
(Albert R. Dowden)

/s/ Martin L. Flanagan*	Trustee	March 11, 2014
(Martin L. Flanagan)

/s/ Jack M. Fields*	Trustee	March 11, 2014
(Jack M. Fields)

/s/ Prema Mathai-Davis*	Trustee	March 11, 2014
(Prema Mathai-Davis)

/s/ Larry Soll*	Trustee	March 11, 2014
(Larry Soll)

/s/ Hugo F. Sonnenschein*	Trustee	March 11, 2014
(Hugo F. Sonnenschein)

	/s/ Raymond Stickel, Jr.*	Trustee	March 11, 2014
(Raymond Stickel, Jr.)

	/s/ Wayne W. Whalen*	Trustee	March 11, 2014
(Wayne W. Whalen)

	/s/ Sheri Morris	Vice President & Treasurer	March 11, 2014
	(Sheri Morris)	(Principal Financial and
Accounting Officer)
*By	/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney filed in Registrant’s Post-Effective Amendment No. 103 on February 24, 2011.

Exhibit Index

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def